Investments - Summary of Net Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Net investment income
Fixed maturities	$ 615		$ 643		$ 777
Mortgage loans	73		102		115
Other investments	159		101		(3)
Gross investment income	847		846		889
Less: investment expenses	20		19		20
Total	$ 827	[1]	$ 827	[1]	$ 869

[1]	Recast for the adoption of accounting standard, Financial Services – Insurance – Targeted Improvements to the Accounting for Long-Duration Contracts. See Note 3 for more information.